ACCESS ONE TRUST®

Access Flex High Yield Fund	Access Flex Bear High Yield Fund

Supplement dated November 9, 2006 to the

Prospectus dated June 30, 2006

Effective immediately, the Prospectus for the Class A and Service Class shares of each of the series of Access One Trust noted above is hereby supplemented as follows:

1. On page 20 of the Prospectus, under the heading “Fund Management – Investment Adviser,” the current description of William E. Seale, Ph.D. is replaced with the following:

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-present and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

2. On page 20 of the Prospectus, under the heading “Fund Management – Portfolio Management,” the first two full paragraphs are replaced with the following:

Each Fund is managed by the investment team overseen by William E. Seale, Ph.D. and George O. Foster.

William E. Seale, Ph.D., Chief Investment Officer for ProFund Advisors LLC from 2003-2004 and since October 2006. Dr. Seale is principally responsible for development and oversight of Portfolio Strategy for the Advisor. More information about Dr. Seale is set forth above.

Please keep this information with the Prospectus for future reference.

ACCESS ONE TRUST®

Access Flex High Yield Fund	Access Flex Bear High Yield Fund

Supplement dated November 9, 2006 to the

Statement of Additional Information dated June 30, 2006

Effective immediately, the Statement of Additional Information (“SAI”) for the Class A and Service Class shares of each of the series of Access One Trust noted above is hereby supplemented as follows: On page 21 of the SAI, under the heading “Portfolio Managers’ Compensation” each reference to the name “Agustin Fleites” is replaced with the name “William Seale.”

Please keep this information with the SAI for future reference.

ACCESS ONE TRUST®

Access Flex High Yield Fund	Access Flex Bear High Yield Fund

Supplement dated November 9, 2006 to the

Prospectus dated February 28, 2006

Effective immediately, the Prospectus for the Investor and Service Class shares of each of the series of Access One Trust noted above is hereby supplemented as follows:

1. On page 18 of the Prospectus, under the heading “Fund Management – Investment Advisor,” the current description of William E. Seale, Ph.D. is replaced with the following:

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-present and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

2. On page 18 of the Prospectus, under the heading “Fund Management – Portfolio Management,” the first two full paragraphs are replaced with the following:

Each Fund is managed by the investment team overseen by William E. Seale, Ph.D. and George O. Foster.

William E. Seale, Ph.D., Chief Investment Officer for ProFund Advisors LLC from 2003-2004 and since October 2006. Dr. Seale is principally responsible for development and oversight of Portfolio Strategy for the Advisor. More information about Dr. Seale is set forth above.

Please keep this information with the Prospectus for future reference.

ACCESS ONE TRUST®

Access Flex High Yield Fund	Access Flex Bear High Yield Fund

Supplement dated November 9, 2006 to the

Statement of Additional Information dated February 28, 2006

Effective immediately, the Statement of Additional Information (“SAI”) for the Investor and Service Class shares of each of the series of Access One Trust noted above is hereby supplemented as follows: On page 23 of the SAI, under the heading “Portfolio Managers’ Compensation” each reference to the name “Agustin Fleites” is replaced with the name “William Seale.”

Please keep this information with the SAI for future reference.